Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at end of year	$ 448	$ 422
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	120	104
Actual return on plan assets		3
Contributions (employer and employee)	15	16
Benefits paid	(2)	(3)
Settlements	(23)	(7)
Reclassification to Level 3		4
ST-Ericsson deconsolidation	(4)
Foreign currency translation adjustment	3	3
Plan assets at fair value at end of year	$ 109	$ 120